DEBT (Tables)	12 Months Ended
Dec. 31, 2012
DEBT [Abstract]
Group's Borrowings

	2011	2012
Long-term debt, current portion	346,550	12,571
Long-term debt	1,165,666	735,404

Total	1,512,216	747,975

Consecutive Installments and Amortization Date

Date	Installment
July 31, 2014	US$	57,000,000
September 15, 2015	US$	60,000,000

Total	US$	117,000,000